Equity Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Equity Transactions
Schedule of balance of non-controlling interests

Non-controlling interests	2017	2018
As of January 1,	564,039	845,105
Net proceeds from the Partnership's equity offerings	278,226	267,514
Dividend declared and paid to non-controlling interests	(65,863)	(87,954)
Profit allocated to non-controlling interests	68,703	78,715

As of December 31,	845,105	1,103,380

Schedule of distribution policy and profit allocation

       The following table illustrates the percentage allocation of the additional available cash from operating surplus after the payment of preference unit distributions, in respect to such rights, until November 27, 2018:

	Marginal Percentage Interest in Distributions
Old IDRs	Total Quarterly Distribution Target Amount	Common Unitholders	General Partner	Holders of IDRs
Minimum Quarterly Distribution	$ 0.375	98.0%	2.0%	0%
First Target Distribution	$0.375 up to $0.43125	98.0%	2.0%	0%
Second Target Distribution	$0.43125 up to $0.46875	85.0%	2.0%	13.0%
Third Target Distribution	$0.46875 up to $0.5625	75.0%	2.0%	23.0%
Thereafter	Above $0.5625	50.0%	2.0%	48.0%

        Effective November 27, 2018, the percentage allocation of the additional available cash from operating surplus after the payment of preference unit distributions and excluding available cash from operating surplus derived from non-GasLog acquisitions was amended, in respect to such rights, as follows:

	Marginal Percentage Interest in Distributions
New IDRs	Total Quarterly Distribution Target Amount	Common Unitholders	General Partner	Holders of IDRs
Minimum Quarterly Distribution	$ 0.375	98.0%	2.0%	0%
First Target Distribution	$0.375 up to $0.43125	98.0%	2.0%	0%
Second Target Distribution	$0.43125 up to $0.46875	85.0%	2.0%	13.0%
Thereafter	Above $0.46875	75.0%	2.0%	23.0%

Allocation of GasLog Partners' profit(*)	2017	2018
Partnership's profit attributable to:
Common unitholders	76,347	75,879
Subordinated unitholders	5,085	—
General partner	1,728	1,602
IDRs	3,208	2,618
Paid and accrued preference equity distributions	7,749	22,498

Total	94,117	102,597

Partnership's profit allocated to GasLog	25,414	23,882
Partnership's profit allocated to non-controlling interests	68,703	78,715

Total	94,117	102,597

*

Excludes profits of GAS-eleven Ltd., GAS-thirteen Ltd., GAS-eight Ltd., GAS-fourteen Ltd. and GAS-twenty seven Ltd. for the periods prior to their transfers to the Partnership on May 3, 2017, July 3, 2017, October 20, 2017, April 26, 2018 and November 14, 2018, respectively.